Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue [abstract]
Income from communication services	$ 29,879	$ 25,548	$ 26,252
Rental and services income	20,992	19,253	19,678
Sale of communication equipment	10,357	8,782	8,810
Sale of trading properties and developments	5,806	3,034	3,221
Revenue from hotel operation and tourism services	2,227	1,826	1,671
Other revenues	506	381	37
Total Group's revenues	$ 69,767	$ 58,824	$ 59,669